Income taxes - Income (Loss) Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	$ 792,411	$ 555,067
Canada
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	626,980	351,908
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	$ 165,431	$ 203,159